As filed with the Securities and Exchange Commission March 28, 2003

                                                              File Nos. 33-63621
                                                                        811-7369

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____

Post-Effective Amendment No.  13                              (X)
                             ----

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  14                                            (X)
              ----

                                    FTI FUNDS
               (Exact Name of Registrant as Specified in Charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 ----------------------------------------------
                    (Address of Principal Executive Offices)

                                 (650) 312-2000
             -----------------------------------------------------
              (Registrant's Telephone Number, Including Area Code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -----------------------------------------------------------------
              (Name and Address of Agent for Service of Process)


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately  upon  filing  pursuant to  paragraph  (b)
[x] on April 1, 2003 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph  (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment





FTI FUNDS

PROSPECTUS

APRIL 1, 2003





                                                                [FTI FUNDS LOGO]




The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Contents


-------------------------------------------------------------------------------
Fund shares are NOT deposits or other obligations of, or endorsed or guaranteed by any bank. Fund shares are NOT insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
-------------------------------------------------------------------------------



The Funds
[Begin callout]
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

         2  FTI Large Capitalization Growth and Income Fund
         9  FTI Small Capitalization Equity Fund
        15  FTI European Smaller Companies Fund
        23 More Information on Investment Policies, Practices and Risks 27 Management
        29  Distributions and Taxes

Your Account

[Begin callout]
INFORMATION ABOUT ACCOUNT TRANSACTIONS AND SERVICES
[End callout]

        31  Qualified Investors
        31  Buying Shares
        34  Investor Services
        36  Selling Shares
        38  Account Policies
        40  Questions


For More Information

[Begin callout]
Where to learn more about each Fund
[End callout]

Back Cover


-------------------------------------------------------------------------------
Fund shares are NOT deposits or other obligations of, or endorsed or guaranteed by any bank. Fund shares are NOT insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
-------------------------------------------------------------------------------



FTI LARGE CAPITALIZATION GROWTH AND INCOME FUND
(LARGE CAPITALIZATION GROWTH AND INCOME FUND)

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES
                                        -------------------

GOAL The Fund's goal is long-term growth of principal and income.


MAIN INVESTMENT STRATEGY Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of large capitalization companies. Shareholders will be given 60 days' advance notice of any change to this 80% policy.

The Fund invests mainly in dividend-paying equity securities that tthe manager believes will approximate the dividend yield of the companies that comprise the Standard & Poor's 500 Composite Stock Price Index (S&P 500), while attempting to keep taxable capital gains distributions relatively low. The manager focuses on a company's securities' dividend paying prospects in an effort to generate income. For this Fund, large capitalization companies are companies with market capitalizations (the total value of a company's outstanding stock) of more than $5 billion at the time of purchase. The Fund may invest up to 10% of its net assets in equity securities of foreign companies that meet the criteria applicable to U.S. securities.

A TAX-SENSITIVE APPROACH TO INVESTING In pursuing its goal, the Fund will be managed in an attempt to keep its distributions of capital gains relatively low. For example, it will generally buy securities that it intends to hold for a number of years and avoid short-term trading. In deciding which securities to sell, the manager will consider their capital gain or loss situation, and may attempt to offset capital gains by timing its sales of securities that have gone down in value. Also, the manager will consider selling any security that has not met growth expectations, in which case the capital gain, if any, would be relatively small. Successful application of this strategy may result in shareholders incurring relatively larger amounts of capital gains when they ultimately sell their shares.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a blend of growth and value strategies. The manager uses a "top-down" analysis of macroeconomic trends, market sectors (with some attention to the sector weighings in its comparative index) and industries combined with a "bottom-up" analysis of individual securities. In selecting investments for the Fund, the manager looks for companies it believes are positioned for growth in revenues, earnings or assets, and are selling at reasonable prices. The basic financial and operating strength and quality of a company and company management are also considered.


[Insert graphic of chart with line going up and down] MAIN RISKS
                                                      ----------


STOCKS The value of equity securities in the Fund's portfolio will rise and fall dramatically. There is no assurance that these fluctuations would not be a sustained trend. These price movements may result from factors affecting individual companies, industries or securities markets, and the Fund's share price may decline.

SECTOR RISKS Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. Although the manager does not expect to concentrate the Fund's investments in any one sector or industry, it may allocate more of the Fund's portfolio holdings to a particular sector. In such case, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

BLEND-STYLE INVESTING A "blend" strategy results in investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline even further. By combining both styles, the manager seeks to diversify the risks and lower the volatility, but there is no assurance this strategy will have that result.

FOREIGN SECURITIES Securities of companies located outside the U.S. may involve risks, particularly changes in currency exchange rates, that can increase the potential for losses in the Fund.
Please also see "More Information on Investment Policies, Practices and Risks" on page 23.


[Insert graphic of a bull and a bear] PERFORMANCE
                                      ------------


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 4 calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance (before or after taxes) cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS/1
[Insert bar graph]

  8.42%         -1.70%        -10.89%       -21.33%
    99             00             01            02
                           YEAR

[Begin callout]
Best
Quarter:
Q4 '01
9.31%
Worst Quarter:
Q2 '02
-16.65%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS/1
For the periods ended December 31, 2002

                                                                        SINCE
                                                                     INCEPTION
                                                        1 YEAR       (12/11/98)
-------------------------------------------------------------------------------
FTI Large Capitalization Growth and Income Fund
Return Before Taxes                                     -21.33%       -5.39%
Return After Taxes on Distributions                     -21.57%       -7.29%
Return After Taxes on Distributions                     -13.08%       -3.88%
and Sale of Fund Shares S&P 500(R) Index/2              -22.09%       -5.83%
(Index reflects no deduction for fees, expenses, or taxes)


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.


Ongoing market volatility can significantly affect the Fund's short-term performance; recent returns may differ.

----------
1. The Fund's administrator agreed in advance to limit its administration fees. If the administrator had not, the Fund's total return would have been lower.
2. Source: Standard & Poor's Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
----------


[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------

Maximum sales charge (load) imposed on purchases         None


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------


Management fees                                           0.75%
Distribution and service (12b-1) fees                     None
Other expenses/1                                          0.35%
                                                          -------
Total annual Fund operating expenses/1                    1.10%
                                                          =======

----------
1. For the fiscal year ended November 30, 2002, the administrator agreed in advance to limit its administration fees. With this reduction, other expenses were 0.28% and total annual Fund operating expenses were 1.03%. The administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees.
----------


EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year;

o The Fund's operating expenses ARE BEFORE WAIVER and remain the same; and

o You sell your shares at the end of the periods shown.


Although your actual costs may be higher or lower, based on these assumptions your costs would be:


 1 YEAR    3 YEARS  5 YEARS  10 YEARS
---------------------------------------
  $112      $350      $606    $1,340



 [Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS
                                   --------------------

This table presents the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                                   YEAR ENDED NOVEMBER 30,
                                 2002     2001    2000  1999/4
---------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning       7.21     9.63   11.39  10.00
of year
                             ----------------------------------
Net investment income             .04/1    .04/1   .03    .04/1
Net realized and unrealized
gains (losses)                  (1.19)    (.81)   (.22)  1.38
                             ----------------------------------
Total from investment           (1.15)    (.77)   (.19)  1.42
operations                   ----------------------------------
Less distributions from:
 Net investment income           (.05)    (.04)   (.03)  (.03)
                             ----------------------------------
 Net realized losses             (.36)   (1.61)  (1.54)    --
                             ----------------------------------
Total Distributions              (.41)   (1.65)  (1.57)  (.03)
                             ----------------------------------
Net asset value, end of year     5.65     7.21    9.63  11.39
                             -----------------------------------
Total return (%)/2             (16.93)/3 (9.22)  (1.98) 14.20
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($     60,904   74,634  87,052   99,887
x 1,000)
Ratios to average net
assets: (%)
 Expenses                        1.03     1.03     .97   1.08/5
 Expenses excluding waiver       1.10     1.09    1.02   1.11/5
and payments by affiliate
 Net investment income            .73      .61     .28    .37/5
Portfolio turnover rate (%)     64.46    37.59    8.74  60.59

----------
1. Based on average shares outstanding.
2. Total return is not  annualized for periods less than one year.
3. The Fund's manager fully reimbursed the fund for a loss on a transaction not meeting the Fund's investment guidelines, which otherwise would have reduced total return by .15%.
4. For the period  December 11, 1998 (effective  date) to November 30, 1999.
5. Annualized.
----------



FTI Small Capitalization Equity Fund
(Small Capitalization Equity Fund)

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES
                                        -------------------

GOAL The Fund's goal is to provide growth of principal.


MAIN INVESTMENT STRATEGY Under normal market conditions, the Fund will invest at least 80% of its net assets in marketable equity and equity-related securities of small capitalization companies. Shareholders will be given 60 days' advance notice of any change to this 80% policy.

To seek its goal, the Fund invests in the common stocks of small cap companies that the manager believes are undervalued in the marketplace or have earnings that might be expected to grow faster than the U.S. economy in general. For this Fund, small capitalization companies are companies with market capitalizations (the total market value of a company's outstanding stock) under $1.5 billion at the time of purchase. The Fund may also invest up to 10% of its net assets in foreign securities traded publicly in the U. S.

PORTFOLIO SELECTION The manager invests with a growth bias. As a "bottom-up" investor focusing primarily on individual securities, the manager typically seeks stocks of companies with strong franchises and companies that have high barriers of entry to competitors, strong balance sheets and cash flows. Such companies typically possess a relatively high rate of return on invested capital so that future growth can be internally financed. They may offer the potential for accelerating earnings growth because they offer an opportunity to participate in new products, services and technologies.


[Insert graphic of chart with line going up and down] MAIN RISKS
                                                      ----------


STOCKS The value of equity securities in the Fund's portfolio will rise and fall dramatically. There is no assurance that these fluctuations would not be a sustained trend. These price movements may result from factors affecting individual companies, industries or securities markets, and the Fund's share price may decline.


GROWTH INVESTING Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.


SMALLER COMPANIES Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

SECTOR RISKS Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. Although the manager does not expect to concentrate the Fund's investments in any one industry, it may allocate more of the Fund's portfolio holdings to a particular sector. In such case, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

FOREIGN SECURITIES Securities of companies located outside the U.S. may involve risks, particularly changes in currency exchange rates, that can increase the potential for losses in the Fund.

Please also see "More Information on Investment Policies, Practices and Risks" on page 23.



[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 7 calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance (before or after taxes) cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS/1

[Insert graph]

23.40%   17.80%    3.03%    69.30%    3.05%    -15.58%  -35.44%
   96       97       98        99       00         01       02
                              YEAR

[Begin callout]
Best
Quarter:
Q4 '99
 40.92%
Worst Quarter:
Q3 '01
-23.29%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS/1
For the periods ended December 31, 2002

                                                                     SINCE
                                                                   INCEPTION
                                            1 YEAR      5 YEARS    (12/22/95)
-------------------------------------------------------------------------------
FTI Small Capitalization Equity Fund
Return Before Taxes                         -35.44%     -0.41%       5.16%
Return After Taxes on Distributions         -35.44%     -1.34%       4.36%
Return After Taxes on                       -21.76%     -0.28%       4.25%
Distributions and Sale of Fund Shares
Russell 2000 Growth Index/2                 -30.26%     -6.59%      -1.50%
(Index reflects no deduction for fees, expenses, or taxes)


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.


Ongoing market volatility can significantly affect the Fund's short-term performance; recent returns may differ.

----------
1. The Fund's administrator agreed in advance to limit its administration fees. If the administrator had not, the Fund's total return would have been lower.
2. Source: Standard & Poor's Micropal. The Russell 2000 Growth Index is an unmanaged group that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
----------



[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

-------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases        None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

-------------------------------------------------------------------------------


Management fees                                         1.00%
Distribution and service (12b-1) fees                   None
Other expenses/1                                        0.34%
                                                        ---------
Total annual Fund operating expenses/1                  1.34%
                                                        =========

----------
1. For the fiscal year ended November 30, 2002, the administrator agreed in advance to limit its administration fees. With this reduction, other expenses were 0.30% and total annual Fund operating expenses were 1.30%. The administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees.
----------


EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year;

o The Fund's operating expenses ARE BEFORE WAIVER and remain the same; and

o You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR    3 YEARS  5 YEARS  10 YEARS
---------------------------------------
  $136      $425      $734    $1,613

 [Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS
                                   --------------------


This table presents the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been audited by Ernst & Young LLP, independent auditors, whose report along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                          YEAR ENDED NOVEMBER 30,
-----------------------------------------------------------------------------
                            2002      2001      2000     1999     1998
-----------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year          18.71      21.00     20.81    13.26     14.37
                         ----------------------------------------------------
 Net investment income      (.15)/1    (.13)/1   (.15)    (.16)     (.15)/1
(loss)
 Net realized and
unrealized gains (losses)  (4.37)     (2.16)     2.25     7.71      (.61)
                         ----------------------------------------------------
Total from investment
operations                 (4.52)     (2.29)     2.10     7.55      (.76)
                         ----------------------------------------------------
Less distributions from
net realized gains         (1.71)       --      (1.91)     --       (.35)
                         ----------------------------------------------------
Net asset value, end of    12.48      18.71     21.00    20.81     13.26
year                     ----------------------------------------------------
Total return (%)          (26.65)    (10.90)    10.22    56.94     (5.34)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year     59,882   97,660     109,385   72,752    46,233
($ x 1,000)
Ratios to average net
assets: (%)
 Expenses                   1.30       1.30      1.27     1.44      1.50
 Expenses excluding
waiver and
 payments by affiliate      1.34       1.32      1.29     1.44      1.51
 Net investment loss       (1.01)      (.67)     (.68)    (.95)    (1.08)
Portfolio turnover rate   178.05     111.67     90.01   130.23    157.96
(%)

----------
1. Based on average shares outstanding.
----------


FTI European Smaller Companies Fund
(European Smaller Companies Fund)

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES
                                        -------------------

GOAL The Fund's goal is long-term growth of principal. The Fund's investment goal (or objective) may be changed by the Board of Trustees (Board) without shareholder approval.


MAIN INVESTMENT STRATEGY Under normal market conditions, the Fund will invest at least 80% of its net assets in a diversified portfolio of marketable equity and equity-related securities of smaller European companies. Shareholders will be given 60 days' advance notice of any change to this 80% policy.

For  this  Fund  ,  smaller   European   companies  are  companies  with  market
capitalizations (the total market value of a company's outstanding stock) between $100 million and $5 billion or the equivalent in local currencies, at the time of purchase. The Fund considers European companies to be those organized under the laws of a country in Europe or having a principal office in a country in Europe, or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter in Europe. The Fund will generally invest in securities listed or traded on recognized international markets in any of the following European countries: Austria, Belgium, the Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Italy, Ireland, Luxembourg, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland, Turkey and the United Kingdom.

The benchmark of the Fund is the HSBC Smaller European Companies Index. This index is composed of about 1,500 companies in Europe that have market capitalizations in a similar range to that used by the Fund. The composition of the index is updated quarterly. All of the above countries in which the Fund may invest are presently included in the index except the Czech Republic, Hungary, Luxembourg, Poland and Turkey. At the time of purchase, no single issuer will account for more than 5% of the total portfolio.

PORTFOLIO SELECTION The manager will use a disciplined investment focus, based on fundamental analysis and valuation, in selecting securities based on their perceived potential for growth and companies with sustainable operating margins and strong balance sheets.

The manager has identified an "emerging company" phenomenon in Europe, as new securities listings have increased the depth and breadth of the European equity markets. Many interesting and well-established smaller companies, previously in the private sector, are now accessible to investors and are still relatively undiscovered. The euro currency zone created by the European Economic and Monetary Unit (EEMU) has also facilitated a move away from top down country allocation to sector and stock selection as the major factor in identifying securities that may have above average returns.

As a bottom up investor focusing primarily on individual securities, the Fund may from time to time have significant investments in one or more countries, particularly the United Kingdom, which represents a heavier weighting in the HSBC Smaller European Index. The manager does not select investments for the Fund that are merely representative of the European small cap asset class, but instead aims to produce a portfolio of securities of dynamic companies operating in sectors that offer attractive growth potential as a result of secular changes. The manager has a team of research analysts dedicated to the identification of smaller companies that have, in their opinion, the potential to provide above average performance. While the manager seeks to outperform the HSBC Smaller European Index, positions may be taken by the Fund that are not represented in that index.


[Insert graphic of chart with line going up and down] MAIN RISKS
                                                      ----------


STOCKS The value of equity securities in the Fund's portfolio will rise and fall dramatically. There is no assurance that these fluctuations would not be a sustained trend. These price movements may result from factors affecting individual companies, industries or securities markets, and the Fund's share price may decline.


GROWTH INVESTING Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

FOREIGN SECURITIES Due to the following considerations, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.:

o Foreign economic or political conditions may be less favorable than those of the U.S. Securities and foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o Foreign countries may have restrictions on foreign ownership or may impose exchange controls, capital flow restrictions or repatriation restrictions that could adversely affect the liquidity of the Fund's investments.

o Foreign financial markets may have fewer investor protections than U.S. markets. For instance, there may be less publicly available information about foreign companies, and the information that is available may be difficult to obtain or may not be current. In addition, foreign countries may lack financial controls and reporting standards or regulatory requirements comparable to those applicable to U.S. companies.

CURRENCY RISKS Exchange rates for currencies, including the currency of the EEMU, fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.


SMALLER COMPANIES Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

SECTOR RISKS Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. Although the manager does not expect to concentrate the Fund's investments in any one industry, it may allocate more of the Fund's portfolio holdings to a particular sector. In such case, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Please also see "More Information on Investment Policies, Practices and Risks" on page 23.


[Insert graphic of a bull and a bear] PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns over the past 2 calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance (before or after taxes) cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS/1
[Insert graph]

                      -29.94%        -25.24%
                        2001           2002
                              YEAR
[Begin callout]
Best
Quarter:
Q4 '01 11.43%
Worst Quarter:
Q3 '02
-29.32%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS/1
FOR THE PERIODS ENDED DECEMBER 31, 2002
                                                         SINCE
                                                         INCEPTION
                                             1 YEAR      (1/2/01)
---------------------------------------------------------------------
FTI European Smaller Companies Fund
Return Before Taxes                          -25.24%     -27.62%
Return After Taxes on Distributions          -25.22%     -27.61%
Return After Taxes on Distributions and      -15.44%     -21.30%
Sale of Fund Shares
HSBC Smaller European Companies Index/2      -8.86%      -16.24
(index reflects no deduction for fees, expenses, or taxes)


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.


These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Ongoing market volatility can significantly affect the Fund's short-term performance; recent returns may differ.

----------
1. The Fund's manager and administrator agreed in advance to limit their respective fees. Without these reductions, the Fund's total return would have been lower.
2. Source: The HSBC Investment Bank PLC. The unmanaged HSBC Smaller European Companies Index is composed of over 1,500 companies in 18 European countries having market capitalizations in a similar range to that used by the Fund. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
----------


[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------

 Maximum sales charge (load) imposed on purchases        None


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------


Management fees/1                                        1.00%
Distribution and service (12b-1) fees                    None
Other expenses/1                                         0.61%
                                                         -------
Total annual Fund operating expenses/1                   1.61%
                                                         =======

----------
1. For the fiscal year ended November 30, 2002, the manager and administrator had agreed in advance to limit their respective fees. With these reductions, management fees were 0.79%, other expenses were 0.41% and total annual Fund operating expenses were 1.20%. The manager and administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees.
----------


EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year;

o The Fund's operating expenses ARE BEFORE WAIVER and remain the same; and

o You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


 1 YEAR    3 YEARS  5 YEARS  10 YEARS
---------------------------------------
  $164      $508      $876    $1,911


[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS
                                  --------------------

This table presents the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been audited by Ernst & Young LLP, independent auditors, whose report along with the Fund's financial statements, are included in the annual report, which is available upon request.


                                      YEAR ENDED NOVEMBER 30,
--------------------------------------------------------------
                                             2002       2001/3
--------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of year           6.89       10.00
                                       -----------------------
 Net investment income (loss)/1              (.01)       (.02)
 Net realized and unrealized losses         (1.61)      (3.09)
                                       -----------------------
Total from investment operations            (1.62)      (3.11)
                                       -----------------------
Net asset value, end of year                 5.27        6.89
                                       -----------------------
Total return (%)/2                         (23.51)     (31.10)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 1,000)        14,970      14,495
Ratios to average net assets: (%)
 Expenses                                    1.20        1.20/4
 Expenses excluding waiver and               1.61        2.62/4
payments by affiliate
 Net investment loss                         (.14)       (.28)/4
Portfolio turnover rate (%)                131.90       82.43

----------
1. Based on average shares outstanding.
2. Total return is not  annualized  for periods  less than one year.
3. For the period January 2, 2001 (effective date) to November 30, 2001.
4. Annualized.
----------


[Insert graphic of Stocks and Bonds] MORE INFORMATION ON INVESTMENT POLICIES, PRACTICES AND RISKS


RISKS In addition to the risks set forth above that are specific to an investment in a particular Fund, there are risks common to all mutual funds. For example, a Fund's share price may decline and an investor could lose money. Because each Fund is actively managed, it is subject to the risk of the manager's judgment in the analysis and evaluation of securities selected for investment. Also, there is no assurance that a Fund will achieve its investment goal. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. An investment in any one or all of the Funds does not necessarily constitute a balanced investment program for any one investor.

EQUITY SECURITIES Each Fund invests primarily in common stocks, the most prevalent type of equity security. An equity security or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets. For example, a negative development regarding an individual company's earnings, management, or accounting practices can cause its stock price to decline or a broad based market drop can cause the stock prices of many companies to decline. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions.

FOREIGN SECURITIES Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

AVAILABILITY OF INFORMATION. Foreign companies may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

CURRENCY EXCHANGE RATES. Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth less in U.S. dollars.

LIMITED MARKETS. Markets may be less liquid and even those that are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

POLITICAL AND ECONOMIC DEVELOPMENTS. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and confiscatory taxes. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund's investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund's investments.

TRADING PRACTICES. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less effective than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

ILLIQUID SECURITIES Each Fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. Illiquid securities may not be readily sold or may only be resold at a price significantly lower than if they were liquid.

PORTFOLIO TURNOVER THE LARGE CAPITALIZATION GROWTH AND INCOME FUND APPROACH TO PORTFOLIO TURNOVER HAS BEEN DISCUSSED ABOVE. THE FOLLOWING DISCUSSION RELATES TO SMALL CAPITALIZATION EQUITY AND EUROPEAN SMALLER COMPANIES FUNDS. Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities in their portfolios will be sold whenever the manager believes it is appropriate to do so in light of that Fund's investment goal without regard to the length of time a particular security has been held. The rate of portfolio turnover for the Funds may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses that must be borne directly by a Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to a Fund's shareholders, are taxable to them. Nevertheless, transactions for each Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the manager deems it appropriate to make changes in a Fund's portfolio. A portfolio turnover rate exceeding 100% is considered to be high.

SMALLER COMPANIES While smaller companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

In addition, smaller companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile. Attractive IPOs are often oversubscribed and may not be available to the Funds or only in very limited quantities. Thus, when a Fund's size is smaller, any gains from IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger.

TEMPORARY DEFENSIVE INVESTMENTS Each of the Funds may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. The Funds may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to give up greater investment returns to attempt to maintain the safety of principal, that is, the original amount invested by shareholders.


[Insert graphic of briefcase] MANAGEMENT


Fiduciary International, Inc. (Fiduciary), located at 600 5th Avenue, New York, New York 10020-2302, is the Funds' investment manager. Together, Fiduciary and its affiliates manage over $254 billion in assets as of February 28, 2003.

On April 10, 2001, Franklin Resources, Inc. acquired Fiduciary Trust Company International (Fiduciary Trust). Fiduciary Trust is the ultimate parent company of Fiduciary.


The following persons are responsible for the Funds' portfolio management:

LARGE CAPITALIZATION GROWTH AND INCOME FUND


S. MACKINTOSH PULSIFER
VICE PRESIDENT OF FIDUCIARY & SENIOR VICE PRESIDENT OF FIDUCIARY TRUST
Mr. Pulsifer has been a manager of the Fund since inception. He joined Fiduciary Trust in 1988.

CARL SCATURO
VICE PRESIDENT OF FIDUCIARY & SENIOR VICE PRESIDENT OF FIDUCIARY TRUST
Mr. Scaturo has been a manager of the Fund since inception. He joined Fiduciary Trust in 1990.


SMALL CAPITALIZATION EQUITY FUND


JOHN P. CALLAGHAN
VICE PRESIDENT OF FIDUCIARY & SENIOR VICE PRESIDENT OF FIDUCIARY TRUST
Mr. Callaghan has been a manager of the Fund since 2001. He joined Fiduciary Trust in 2001. Prior to joining Fiduciary Trust he was Managing Director at Deutsche Asset Management.

ALISON J. SCHATZ CFA
VICE PRESIDENT OF FIDUCIARY & SENIOR VICE PRESIDENT of FIDUCIARY TRUST
Ms. Schatz has been a manager of the Fund since January 2003. She joined Fiduciary Trust in 1985.


EUROPEAN SMALLER COMPANIES FUND


MARGARET S. LINDSAY
VICE PRESIDENT OF FIDUCIARY & EXECUTIVE VICE PRESIDENT OF FIDUCIARY TRUST
Ms. Lindsay has been a manager of the Fund since inception. She joined Fiduciary Trust in 1991.

PATRIK M. PATEL, VICE PRESIDENT OF FIDUCIARY AND VICE PRESIDENT OF FIDUCIARY
TRUST
Mr. Patel has been a manager of the Fund since inception. He joined Fiduciary Trust in 1998.

ALEXANDRE OLTRAMARE, VICE PRESIDENT OF FIDUCIARY AND VICE PRESIDENT OF
FIDUCIARY TRUST
Mr. Oltramare has been a manager of the Fund since inception. He joined Fiduciary Trust in 1996.

Each Fund pays Fiduciary a fee for managing the Funds' assets. For the fiscal year ended November 30, 2002, management fees, based on each Fund's average net assets, were 0.75% of the Large Capitalization Growth and Income Fund and 1.00% each of the Small Capitalization Equity Fund and European Smaller Companies Fund. Under an agreement by the manager to limit its fees, the European Smaller Companies Fund paid 0.79% of its average net assets to the manager for its services. The manager may end this arrangement at any time upon notice to the Board of Trustees of FTI Funds.


[Insert graphic of dollar
signs and stacks of coins] DISTRIBUTIONS AND TAXES
                           -----------------------


INCOME AND CAPITAL GAIN DISTRIBUTIONS The Large Capitalization Growth and Income Fund typically intends to pay an income dividend quarterly from its net investment income. The Small Capitalization Equity Fund and the European Smaller Companies Fund each typically intends to pay an income dividend annually from its net investment income. For each Fund, capital gains, if any, may be distributed at least annually. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or capital gain distributions. Your dividends and capital gain distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.


AVOID "BUYING A DIVIDEND" If you invest in a Fund shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution.

TAX CONSIDERATIONS In general, if you are a taxable investor, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any capital gains a Fund distributes are taxable as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.

BACKUP WITHHOLDING By law, each Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

o provide your correct social security or taxpayer identification number,
o certify that this number is correct,
o certify that you are not subject to backup withholding, and
o certify that you are a U.S. person (including a U.S. resident alien).


Each Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 30% of any distributions or proceeds paid in calendar year 2003, and 29% of any amounts paid in calendar years 2004 or 2005.


When you sell your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Franklin Templeton fund is the same as a sale.

Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes. For the EUROPEAN SMALLER COMPANIES FUND, any foreign taxes that this Fund pays on its investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

YOUR ACCOUNT

[Insert graphic of pencil marking an "X"]
[QUALIFIED INVESTORS]


The Funds are generally only available to the following:
o Individuals and institutions who have a client relationship with Fiduciary Trust or subsidiaries of Fiduciary Trust.
o Full time employees, officers, trustees and directors of Franklin Templeton entities, and their immediate family members.


[Insert graphic of a paper with lines
and someone writing] BUYING SHARES

MINIMUM INVESTMENTS
------------------------------------------------------------------
                                        INITIAL      ADDITIONAL
------------------------------------------------------------------
Regular accounts                        $1,000       no minimum
------------------------------------------------------------------
UGMA/UTMA accounts                      $100         $50
------------------------------------------------------------------

Full-time employees, officers,          $100         $50
trustees and directors of Franklin
Templeton entities, and their
immediate family members

------------------------------------------------------------------

This prospectus should be read together with any account agreement maintained for required minimum investment amounts imposed by Fiduciary Trust or subsidiaries of Fiduciary Trust. Certain Franklin Templeton funds offer multiple share classes not offered by the Funds. Please note that for selling or exchanging your shares, or for other purposes, each Fund's shares are considered Advisor Class shares.


DISTRIBUTION AND SERVICE (12B-1) FEES Each Fund has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows a Fund to pay distribution and other fees of up to 0.25% per year for the sale of shares and for services provided to shareholders. No payments have been made for 12b-1 expenses since inception and the Funds have no current intention to use the Rule 12b-1 plan.


[Insert graphic of a paper with lines
and someone writing] BUYING SHARES
                     -------------

If  you  are  opening  a new  account,  please  complete  and  sign  an  Account
Application.

BUYING SHARES
-------------------------------------------------------------------------------
                    OPENING AN ACCOUNT     ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------
[Insert graphic of
hands shaking]
                    Contact your           Contact your investment
THROUGH YOUR        investment             representative
INVESTMENT          representative
REPRESENTATIVE
-------------------------------------------------------------------------------

[Insert graphic of  If you have another    Before requesting a
phone]              Franklin Templeton     telephone purchase into
                    fund account with      an existing account,
BY PHONE            your bank account      please make sure we have
                    information on file,   your bank account
(Up to $100,000     you may open a new     information on file. If
per shareholder     account by phone.      we do not have this
per day)                                   information, you will
                    To make a same day     need to send written
1-800/321-8563      investment, your       instructions with your
                    phone order must be    bank's name and address,
                    received and accepted  a voided check or
                    by us by 1:00 p.m.     savings account deposit
                    Pacific time or the    slip, and a signature
                    close of the New York  guarantee if the bank
                    Stock Exchange,        and Fund accounts do not
                    whichever is earlier.  have at least one common
                                           owner.

                                           To make a same day  investment,
                                           your phone  order  must  be
                                           received  and accepted  by us by
                                           1:00 p.m.  Pacific time or the
                                           close  of the  New  York
                                           Stock Exchange, whichever is
                                           earlier.
-------------------------------------------------------------------------------
                    Make your check        Make your check payable
[Insert graphic of  payable to FTI Funds   to FTI Funds (and
envelope]           (and identify the      identify the appropriate
                    appropriate Fund).     Fund). Include your
BY MAIL                                    account number on the
                    Mail the check and     check.
                    your signed
                    application to FTI     Fill out the deposit
                    Institutional          slip from your account
                    Services.              statement. If you do not
                                           have a slip, include a note
                                           with your name, the Fund name,
                                           and your account number.

                                           Mail the  check and  deposit
                                           slip or note to FTI
                                           Institutional Services.
-------------------------------------------------------------------------------
[Insert graphic of  Call to receive a      Call to receive a wire
three lightning     wire control number    control number and wire
bolts]              and wire               instructions.
                    instructions.
                                           To make a same day wire
                    Wire the funds and     investment, please call
BY WIRE             mail your signed       us by 1:00 p.m. Pacific
                    application to FTI     time and make sure your
1-800/321-8563      Institutional          wire arrives by 3:00
(or 1-650/312-3600  Services. Please       p.m.
collect)            include the wire
                    control number or
                    your new account
                    number on the
                    application.

                    To make a same
                    day wire investment,
                    please call us by
                    1:00 p.m. Pacific
                    time and make sure
                    your wire arrives
                    by 3:00 p.m.
-------------------------------------------------------------------------------
[Insert graphic of  Call FTI               Call FTI Institutional
two                 Institutional          Services at the number
arrows pointing in  Services at the        below, or send signed
opposite            number below, or send  written instructions.
directions]         signed written
                    instructions.          (Please see page 32 for
BY EXCHANGE                                information on
                    (Please see page 32    exchanges.)
Our website         for information on
ftci.com            exchanges.)

-------------------------------------------------------------------------------

                           FTI INSTITUTIONAL SERVICES
                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                         CALL TOLL-FREE: 1-800/321-8563
          (MONDAY THROUGH FRIDAY 6:30 A.M. TO 4:00 P.M., PACIFIC TIME)


[Insert graphic of person with a headset] INVESTOR SERVICES
                                          -----------------

DISTRIBUTION OPTIONS Your dividends and capital gain distributions will be automatically reinvested in additional shares, unless you elect cash payments.

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Funds to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

The telephone transaction options available to retirement plans are limited to those that are provided under the plan.


EXCHANGE PRIVILEGE You can exchange shares into another FTI Fund or into the Franklin Money Fund.


[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.


Because excessive trading can hurt fund performance, operations and shareholders, the Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the Funds or their manager believe the Funds would be harmed or unable to invest effectively, or (ii) the Funds receive or anticipate simultaneous orders that may significantly affect the Funds (please see "Market Timers" on page 37).


[Insert graphic of a certificate] SELLING SHARES
                                  --------------

You can sell your shares at any time.


SELLING SHARES IN WRITING Generally, requests to sell $100,000 or less can be made over the phone, or with a simple letter. Sometimes, however, to protect you and the Funds we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:


o you are selling more than  $100,000 worth of shares
o you want your  proceeds paid to someone who is not a registered  owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]


We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Funds against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.


SELLING SHARES
-------------------------------------------------------------------------------
                       TO SELL SOME OR ALL OF YOUR SHARES
-------------------------------------------------------------------------------
[Insert graphic of
hands shaking]
                    Contact your investment
THROUGH YOUR        representative
INVESTMENT
REPRESENTATIVE
-------------------------------------------------------------------------------
[Insert graphic     Send written instructions to FTI
of envelope]        Institutional Services.  Corporate,
                    partnership or trust accounts may
BY MAIL             need to send additional documents.

                    Specify the Fund, the account number
                    and the dollar value or number of
                    shares you wish to sell. Be sure to
                    include all necessary signatures and
                    any additional documents, as well as
                    signature guarantees if required.

                    A check will be mailed to the name(s)
                    and  address on the account, or otherwise
                    according to your written instructions.
-------------------------------------------------------------------------------
[Insert graphic of  As long as your transaction is for
phone and computer] $100,000 or less and you have not
                    changed your address by phone within
BY PHONE            the last 15 days, you can sell your
                    shares by phone.
1-800/321-8563
                    A check will be mailed to the name(s) and
                    address on the account. Written instructions,
                    with a signature guarantee, are required to
                    send the check to another address or to make
                    it payable to another person.
-------------------------------------------------------------------------------
[Insert graphic of  Obtain a current prospectus for the
two                 fund you are considering.
arrows pointing in
opposite            Call FTI Institutional Services at
directions]         the number below or send signed
                    written instructions. See the
BY EXCHANGE         policies above for selling shares by
                    mail or phone.
-------------------------------------------------------------------------------
                           FTI INSTITUTIONAL SERVICES
                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                         CALL TOLL-FREE: 1-800/321-8563
          (MONDAY THROUGH FRIDAY 6:00 A.M. TO 4:00 P.M., PACIFIC TIME)


[Insert graphic of paper and pen] ACCOUNT POLICIES
                                  ----------------


CALCULATING SHARE PRICE Each Fund calculates the net asset value per share (NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). The NAV for each Fund is calculated by dividing its net assets by the number of its shares outstanding.

Each Fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a Fund holds securities listed primarily on a foreign exchange that trades on days when the Funds are not open for business, the value of your shares may change on days that you cannot buy or sell shares.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.


ACCOUNTS WITH LOW BALANCES If the value of your account falls below $1,000 ($50 for employee accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

STATEMENTS, REPORTS AND PROSPECTUSES You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions, which will be reported on your quarterly statement).

You also will receive the Funds' financial reports every six months as well as an annual updated prospectus. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1-800/321-8563.


FINANCIAL ADVISOR ACCOUNT ACCESS If there is a financial advisor or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Funds.

STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Templeton/Franklin Investment Services, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.


JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

MARKET TIMERS Each Fund may restrict or refuse purchases or exchanges by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange or redemption out of any of the Franklin Templeton funds within two weeks of an earlier purchase or exchange request out of any fund, or (ii) exchanged or redeemed shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period. Accounts under common ownership or control with an account that is covered by (i) or (ii) also are subject to these limits.


Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the Funds, their manager or shareholder services agent, will be issued a written notice of their status and each Fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, LLC, and to place all purchase, exchange and redemption trade requests through the desk. Some funds do not allow investments by Market Timers.

ADDITIONAL POLICIES Please note that each Fund maintains additional policies and reserves certain rights, including:

o The Fund may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.
o  The Fund may modify, suspend, or terminate telephone privileges at any time.
o At any time, the Fund may change its investment minimums or waive or lower their minimums for certain purchases.
o Investors who purchase, redeem or exchange shares through a financial intermediary may be charged a service fee by that financial intermediary.
o  The Fund may modify or discontinue the exchange privilege on 60 days' notice.
o You may only buy shares of a fund eligible for sale in your state or jurisdiction.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, the Fund reserves the right, in the case of an emergency, to make payments in securities or other assets of the Fund, if the payment of cash proceeds by check or wire would be harmful to existing shareholders.
o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

DEALER COMPENSATION Qualifying dealers who sell shares may receive up to 0.25% of the amount invested. This amount is paid by Templeton/Franklin Investment Services, Inc. from its own resources.


[Insert graphic of question mark] QUESTIONS
                                 ----------

If you have any questions about the Funds or your account, you can write to us at FTI Institutional Services, One Franklin Parkway, San Mateo, CA 94403-1906. You also can call us at 1-800/321-8563. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

FOR MORE INFORMATION

You can learn more about each Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about each Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at 1-800/321-8563.


You also can obtain information about each Fund by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act file # 811-7369                        FTIF P 04/03





FTI FUNDS

FTI LARGE CAPITALIZATION GROWTH AND INCOME FUND
FTI SMALL CAPITALIZATION EQUITY FUND
FTI EUROPEAN SMALLER COMPANIES FUND


STATEMENT OF ADDITIONAL INFORMATION
APRIL 1, 2003

[Insert FTI Funds logo]
ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906   1-800/321-8563

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds' prospectus. The Funds' prospectus, dated April 1, 2003, which we may amend from time to time, contains the basic information you should know before investing in the Funds. You should read this SAI together with the Funds' prospectus.

The audited financial statements and auditor's report in the FTI Funds Annual Report to Shareholders for the fiscal year ended November 30, 2002, are incorporated by reference (are legally a part of this SAI).


For a free copy of the current prospectus or annual report, contact your investment representative or call 1-800/321-8563.

CONTENTS


Fund Organization..............................................   2
Securities in which the Funds May Invest.......................   2
Investment Risks...............................................   6
Investment Limitations.........................................   8
Officers and Trustees..........................................  10
Management and Other Services..................................  13
Portfolio Transactions.........................................  15
Distributions and Taxes........................................  16
Organization, Voting Rights and Principal Holders..............  19
Buying and Selling Shares......................................  20
Pricing Shares.................................................  22
The Underwriter................................................  23
Performance....................................................  23
Miscellaneous Information......................................  27
Description of Ratings.........................................  28



-------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:
-------------------------------------------------------------------------------
o  ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE
   FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o  ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
   BANK;

o  ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
   PRINCIPAL.
-------------------------------------------------------------------------------


FUND ORGANIZATION
-------------------------------------------------------------------------------

The Funds are diversified portfolios of FTI Funds (Trust). The Trust is registered as an open-end, management investment company and was established under the laws of the Commonwealth of Massachusetts on October 18, 1995, and is registered with the Securities and Exchange Commission (SEC). The Trust may offer separate series of shares representing interests in separate portfolios of securities.


The board of trustees has established three separate series of the Trust which are as follows: FTI Large Capitalization Growth and Income Fund (Large Capitalization Growth and Income Fund), FTI Small Capitalization Equity Fund (Small Capitalization Equity Fund), and FTI European Smaller Companies Fund (European Smaller Companies Fund). The Funds' investment adviser is Fiduciary International, Inc.


SECURITIES IN WHICH THE FUNDS MAY INVEST


For purposes of each Fund's 80% policy, net assets include the amount of borrowings for investment purposes.

Securities and techniques principally used by the Funds to meet their respective goals are described in the prospectus. Other securities and techniques used by the Funds to meet their respective goals are described below.


EQUITY SECURITIES

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities.

PREFERRED STOCKS Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

REAL ESTATE INVESTMENT TRUSTS (REITS) REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

WARRANTS Warrants give a Fund the option to buy an issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

CORPORATE DEBT SECURITIES Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper (which are discussed more fully below) are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

CONVERTIBLE SECURITIES Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued, the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing the initial investment.

COMMERCIAL PAPER Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. A Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the U. S. A Fund considers an issuer to be based outside the U.S. if:

o it is organized under the laws of, or has a principal office located in, another country; or

o  the principal trading market for its securities is in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and other risks of foreign investing. Other risks associated with foreign investing include: unpredictable political, social and economic developments in the foreign country where the security is issued or where the issuer of the security is located; and the possible imposition by a foreign government of limits on the ability of a fund to obtain a foreign currency or to convert a foreign currency into U.S. dollars; or the imposition of other foreign laws or restrictions.

There may be less publicly available information about a foreign company than about a U.S. company. Foreign issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to, or as uniform as, those of U.S. issuers. The number of securities traded, and the frequency of such trading, in non-U.S. securities markets, while growing in volume, is for the most part, substantially less than in U.S. markets. As a result, securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transaction costs, the costs associated with buying and selling securities, on non-U.S. securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. Each Fund's foreign investments may include both voting and non-voting securities, sovereign debt and participations in foreign government deals. The Funds may have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts.

DEPOSITARY RECEIPTS Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the U.S. ADRs provide a way to buy shares of foreign-based companies in the U. S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the U.S. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.



FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, a Fund may enter into spot currency trades. In a spot trade, a Fund agrees to exchange one currency for another at the current exchange rate. A Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease a Fund's exposure to currency risks.

FOREIGN GOVERNMENT SECURITIES Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts. Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.


Following are types of derivative contracts in which the Funds may invest.


FUTURES CONTRACTS Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

OPTIONS Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

To the extent that a Fund utilizes options, it would generally:

o Buy call options in anticipation of an increase in the value of the underlying asset;

o Buy put options in anticipation of a decrease in the value of the underlying asset; and

o  Buy or write options to close out existing options positions.

A Fund may also write call options to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

A Fund may also write put options to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price. When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

HEDGING Hedging transactions are intended to reduce specific risks. For example, to protect a Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. A Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. A Fund's ability to hedge may be limited by the costs of the derivatives contracts. A Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to a Fund.

TEMPORARY INVESTMENTS


When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of a Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the securities in which the Fund normally invests, or the economies of the countries where the Fund invests.

Temporary defensive investments generally may include U.S. government securities, high grade commercial paper, bankers' acceptances, and variable interest rate corporate or bank notes. To the extent allowed by exemptions granted under the Investment Company Act of 1940, as amended (1940 Act), and the Fund's other investment policies and restrictions, the manager also may invest a Fund's assets in shares of one or more money market funds managed by the manager or its affiliates. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.


SPECIAL TRANSACTIONS


REPURCHASE AGREEMENTS Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the manager.

A Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The manager or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.


REVERSE REPURCHASE AGREEMENTS Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


SECURITIES LENDING A Fund may lend portfolio securities to borrowers that the manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.


The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to market risks and credit risks.

ASSET COVERAGE In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction, or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES


A Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. Any such investment by a Fund may be subject to duplicate expenses. However, the manager believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses.


RESTRICTED AND ILLIQUID SECURITIES


The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (Rule). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Trust, on behalf of the Funds, believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under Rule 144A) for determination to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:


o  the frequency of trades and quotes for the security;

o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

o  dealer undertakings to make a market in the  security; and

o  the nature of the security and the nature of the marketplace  trades.

Notwithstanding the foregoing, securities of foreign issuers which are not listed on a recognized domestic or foreign exchange or for which a bona fide market does not exist at the time of purchase or subsequent transaction shall be treated as illiquid securities by the Trustees.

When a Fund invests in certain restricted securities determined by the Trustees to be liquid, such investments could have the effect of increasing the level of Fund illiquidity to the extent that the buyers in the secondary market for such securities (whether in Rule 144A resales or other exempt transactions) become, for a time, uninterested in purchasing these securities.

INVESTMENT RISKS
-------------------------------------------------------------------------------


Principal risk factors associated with an investment in each Fund are described in the prospectus. While not an exhaustive list, other risk factors include the following:

ACCOUNTING IRREGULARITIES AND CORPORATE GOVERNANCE. The discovery and disclosure of accounting irregularities may result in changes to a company's past or current reported earnings, and impairment of its credit rating and financial stability. These changes may result in a sudden and significant drop in the price of the company's equity and debt securities and, in some cases, can result in bankruptcy or the threat of bankruptcy, because the company's true financial condition after the correction of accounting irregularities may violate covenants to which the company is subject under the terms of its credit arrangements. Actual perceived weaknesses in corporate governance practices of a company's board of directors and senior management, and changes in corporate management resulting from discovery of irregularities, also can have an adverse effect on the price of a company's securities.


INTEREST RATE RISKS

o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. (If the bond were held to maturity, no loss or gain normally would be realized.)

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.


o Many fixed income securities receive credit ratings from services such as Standard & Poor's Ratings Group and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the manager's credit assessment.


o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a fixed income security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.


o Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


CALL RISKS

o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

LIQUIDITY RISKS

o Trading opportunities are more limited for equity securities and fixed income securities that are not widely held. They are also more limited for fixed income securities that have not received any credit ratings or have received ratings below investment grade. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.


FOREIGN MARKET RISKS The European Smaller Companies Fund intends to invest in the securities of issuers domiciled in the Czech Republic, Hungary, Poland and Turkey (Eastern European countries). Investments in the securities of issuers in these countries involves certain additional risks not involved in investments in securities of issuers in more developed markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets, (ii) uncertain national policies and social, political and economic instability (including the possibility that such countries could revert to a centralist planned government), increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies which may limit the Fund's investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, and (v) the lack of developed legal structures governing private and foreign investment and private property.


Eastern European capital markets are emerging in a dynamic political and economic environment brought about by the recent events there that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that the Eastern Europe capital markets will continue to present viable investment opportunities of the Fund. There can be no assurance that expropriations of private property will not occur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected Eastern European markets.

INVESTMENT LIMITATIONS
-------------------------------------------------------------------------------

ISSUING SENIOR SECURITIES AND BORROWING MONEY The Funds may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time of time by the SEC staff and any exemptive order or similar relief granted to the Funds (collectively, the "1940 Act Laws, Interpretations and Exemptions").


LENDING CASH OR SECURITIES The Funds may not make loans, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests. This restriction will not prevent a Fund from lending to other FTI Funds consistent with any exemptions the Funds might obtain or as permitted by the 1940 Act Laws, Interpretations and Exemptions.


INVESTING IN COMMODITIES The Funds may not purchase or sell physical commodities, provided that a Fund may purchase securities of companies that deal in commodities.

INVESTING IN REAL ESTATE The Funds may not purchase or sell real estate, provided that this restriction does not prevent a Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

DIVERSIFICATION OF INVESTMENTS The Funds are each a "diversified company" within the meaning of the 1940 Act. The Funds will not purchase the securities of any issuer if, as a result, the Funds would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations and Exemptions.

CONCENTRATION OF INVESTMENTS The Funds will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of their investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Funds' investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or
(ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Funds will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

UNDERWRITING The Funds may not underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

THE ABOVE INVESTMENT LIMITATIONS CANNOT BE CHANGED WITH RESPECT TO THE FUNDS WITHOUT THE APPROVAL OF THE HOLDERS OF A MAJORITY OF THE FUNDS' OUTSTANDING SHARES. A VOTE OF A MAJORITY OF THE OUTSTANDING VOTING SHARES MEANS THE AFFIRMATIVE VOTE OF THE LESSER OF (I) 67% OR MORE OF THE FUNDS' SHARES PRESENT AT A MEETING IF THE HOLDERS OF MORE THAN 50% OF THE OUTSTANDING SHARES ARE PRESENT IN PERSON OR REPRESENTED BY PROXY, OR (II) MORE THAN 50% OF THE FUNDS' OUTSTANDING SHARES.

THE FOLLOWING LIMITATIONS MAY BE CHANGED BY THETRUSTEES WITHOUT SHAREHOLDER
APPROVAL:

INVESTING IN ILLIQUID SECURITIES The Funds will not invest more than 15% of the value of their net assets in illiquid securities, including: repurchase agreements providing for settlement more than seven days after notice; over-the-counter options; and certain restricted securities not determined by the Trustees to be liquid.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES Unless permitted by action of the SEC each Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, no more than 5% of a Fund's total assets in any one investment company, or no more than 10% of a Fund's total assets in all investment companies. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.


INVESTING IN MINERALS The Funds will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, except they may purchase the securities of issuers that invest in or sponsor such programs.

ARBITRAGE TRANSACTIONS The Funds will not enter into transactions for the purpose of engaging in arbitrage.

INVESTING IN PUTS AND CALLS The Funds will (a) limit the aggregate value of the assets underlying covered call options or put options written by a Fund to not more than 25% of their net assets, (b) limit the premiums paid for options purchased by a Fund to 5% of their net assets, and (c) limit the margin deposits on futures contracts entered into by a Fund to 5% of their net assets.

PURCHASING SECURITIES TO EXERCISE CONTROL The Funds will not purchase securities of a company for the purpose of exercising control or management.

INVESTING IN WARRANTS The Funds will not invest more than 5% of their net assets in warrants. For purpose of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by a Fund in units with or attached to securities may be deemed to be without value.

LEVERAGING The Funds will not engage in transactions for the purpose of leveraging.

INVESTING IN COMMODITIES For purposes of the Funds' fundamental investment limitation concerning commodities, investments in transactions involving financial futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

CONCENTRATION OF INVESTMENTS For the purposes of the Funds' fundamental investment limitation concerning concentration (a) investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investments in an industry, and (b) a Fund will classify companies by industry based on their primary Standard Industrial Classification (SIC Code) as listed by a company in their filings with the SEC.

BORROWING MONEY The Funds will not borrow money or pledge securities in excess of 5% of the value of their respective net assets. Such borrowings shall be for temporary purposes to facilitate redemptions or to clear purchase transactions.

BUYING SECURITIES ON MARGIN The Funds will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and provided that a Fund may make margin deposits in connection with their use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

PLEDGING ASSETS The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

SELLING SHORT  The Funds will not engage in short sale transactions.

HSBC SMALLER EUROPEAN COMPANIES INDEX While the European Smaller Companies Fund seeks to outperform the HSBC Smaller European Companies Index, positions may be taken by the Fund that are not represented in that index. In such cases, no more than 10% of the assets of the Fund will be invested in any one market not represented in that index.

Except with respect to the Funds' policy of borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Funds have no present intention to borrow money or pledge securities in excess of 5% of the value of their net assets.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings associations having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

OFFICERS AND TRUSTEES
-------------------------------------------------------------------------------

The Trust has a board of trustees. Each trustee will serve until that person's successor is elected and qualified. The board is responsible for the overall management of the Trust, including general supervision and review of each Fund's investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations.

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below.


INDEPENDENT BOARD MEMBERS
-------------------------------------------------------------------------------
                                             NUMBER OF
                                             PORTFOLIOS
                                             IN FUND
                                             COMPLEX
                               LENGTH        OVERSEEN              OTHER
NAME, AGE                      OF TIME       BY BOARD          DIRECTORSHIPS
AND ADDRESS     POSITION       SERVED        MEMBER*               HELD
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
BURTON J.       Trustee and    Trustee          14             Director,
GREENWALD       Chairman of    since                           Fiduciary
(73)            the Board      1995                            Emerging Markets
One Franklin                   and                             Bond Fund PLC
Parkway                        Chairman                        and Fiduciary
San Mateo,                     of the                          International
CA 94403-1906                  Board                           Ireland Limited.
                               since
                               2001
-------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Managing Director, B.J. Greenwald Associates, Management Consultants to the Financial Services Industry.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
KEVIN J.        Trustee        Since            3              None
O'DONNELL                      1999
(54)
One Franklin
Parkway
San Mateo,
CA 94403-1906
-------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director/Shareholder, Herold & Haines PA (a law firm); and FORMERLY, Partner, Pitney Hardin Kipp & Szuch LLP (a law firm)(until 2000).
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ROBERT E.       Trustee        Since            9              Director, El Oro
WADE (57)                      2001                            Mining and
One Franklin                                                   Exploration
Parkway                                                        Company, p.l.c.
San Mateo,                                                     and The
CA 94403-1906                                                  Exploration
                                                               Company, p.l.c.
-------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Practicing attorney.
-------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS AND OFFICERS
-------------------------------------------------------------------------------
                                             NUMBER OF
                                             PORTFOLIOS
                                             IN FUND
                                             COMPLEX
                               LENGTH        OVERSEEN              OTHER
NAME, AGE                      OF TIME       BY BOARD          DIRECTORSHIPS
AND ADDRESS     POSITION       SERVED        MEMBER*               HELD
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
**JAMES C.      Trustee        Since            3              None
GOODFELLOW                     1995
(57)
600 5th
Avenue, 5th
Floor
New York, NY
10020
-------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Fiduciary International, Inc.; Vice Chairman and Director, Fiduciary Trust Company International; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
MARTIN L.       Vice           Since           Not             None
FLANAGAN (42)   President      2001            Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906
-------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
JIMMY D.        Senior Vice    Since           Not             None
GAMBILL (55)    President      2002            Applicable
500 East        and Chief
Broward         Executive
Blvd.           Officer
Suite 2100      -Finance and
Fort            Administration
Lauderdale,
FL 33394-3091
-------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; and officer of some of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DAVID P.        Vice           Since           Not             None
GOSS (55)       President      2001            Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906
-------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 50 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Property Resources Equity
Trust (until 1999) and Franklin Select Realty Trust (until 2000).
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
STEVEN J.       Vice           Since           Not             None
GRAY (47)       President      2001            Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906
-------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer of 44 of the investment companies in Franklin Templeton Investments; and FORMERLY,
Chief Legal Counsel, Atlas Advisers, Inc.(until 2000).
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
BARBARA J.      Vice           Since           Not             None
GREEN (55)      President      2001            Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906
-------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide, Inc. and officer of one of the other subsidiaries of Franklin Resources, Inc., and of 50 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division
of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow,
U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
GREGORY E.      President      President       Not             None
JOHNSON (41)    and Chief      since           Applicable
One Franklin    Executive      2001 and
Parkway         Officer -      Chief
San Mateo,      Investment     Executive
CA 94403-1906   Management     Officer -
                               Investment
                               Management
                               since
                               2002
-------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Franklin Resources, Inc.;
Chairman of the Board and Director, Franklin Templeton Distributors, Inc.; President, Franklin Agency, Inc.; Vice President, Franklin Advisers, Inc.; Director, Fiduciary Trust Company International; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer of two of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
MICHAEL O.      Vice           Since           Not             Director, FTI
MAGDOL (65)     President -    2002            Applicable      Banque, Arch
600 5th         AML                                            Chemicals, Inc.
Avenue          Compliance                                     and Lingnan
Rockefeller                                                    Foundation.
Center
New York, NY
10048-0772
-------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; officer and/or director, as the case may be of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
KIMBERLEY       Treasurer      Treasurer       Not             None
MONASTERIO      and Chief      since           Applicable
(39)            Financial      2001
One Franklin    Officer        and
Parkway                        Chief
San Mateo,                     Financial
CA 94403-1906                  Officer
                               since
                               2002
-------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
MURRAY L.       Vice           Since           Not             None
SIMPSON (65)    President      2001            Applicable
One Franklin    and
Parkway         Secretary
San Mateo,
CA 94403-1906
-------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.;
officer of 50 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
-------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.


**James C. Goodfellow is considered an interested person of the Trust under the federal securities laws due to his position as President of Fiduciary International, Inc., which is the Trust's adviser.


The Trust pays noninterested board members $8,000 per year plus $1,750 per regular meeting attended and $500 for any special meeting attended. Additionally, the chairman of the board (Mr. Greenwald), receives $3,000 per year. Members of a committee are not separately compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to certain noninterested board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested board members by the Trust and by Franklin Templeton Investments.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee.
No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Trust or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.
                                                               NUMBER OF
                                          TOTAL FEES           BOARDS IN
                            TOTAL FEES      FROM               FRANKLIN
                             RECEIVED     FRANKLIN             TEMPLETON
                             FROM THE     TEMPLETON           INVESTMENTS
                             TRUST/1     INVESTMENTS/2          ON WHICH
NAME                           ($)            ($)              EACH SERVES/3
-------------------------------------------------------------------------------
Burton J. Greenwald          19,500         73,750                 4
Kevin J. O'Donnell           16,000         16,000                 1
Robert E. Wade               16,000        122,000                 2

----------
1. For the fiscal year ended November 30, 2002.
2. For the calendar year ended December 31, 2002.
3. We base the number of boards on the number of U.S. registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or portfolios within each investment company for which the board members are responsible.
----------

The following tables provide the dollar range of equity securities beneficially owned by the board members of the Trust on December 31, 2002.


INDEPENDENT BOARD MEMBERS
-------------------------------------------------------------------------------

                                                        AGGREGATE DOLLAR
                                                        RANGE OF EQUITY
                                                        SECURITIES IN ALL
                                                        FUNDS OVERSEEN BY
                                                        THE BOARD MEMBER IN
                      DOLLAR RANGE OF                     THE FRANKLIN
NAME OF BOARD        EQUITY SECURITIES                    TEMPLETON FUND
MEMBER                 IN EACH FUND                         COMPLEX
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Burton J.           European Smaller Companies Fund         Over $100,000
Greenwald           $10,001 - $50,000

                    Small Capitalization Equity Fund
                    $10,001 - $50,000

Kevin J.            None                                    None
O'Donnell

Robert E. Wade      None                                    Over $100,000
-------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS
-------------------------------------------------------------------------------

                                                        AGGREGATE DOLLAR
                                                        RANGE OF EQUITY
                                                        SECURITIES IN ALL
                                                        FUNDS OVERSEEN BY
                                                        THE BOARD MEMBER IN
                      DOLLAR RANGE OF                     THE FRANKLIN
NAME OF BOARD        EQUITY SECURITIES                    TEMPLETON FUND
MEMBER                 IN EACH FUND                         COMPLEX
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
James C.            None                                    None
Goodfellow
-------------------------------------------------------------------------------

BOARD COMMITTEES


The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such auditors to consider and review matters relating to the Trust's financial reports and internal accounting. The Audit and the Nominating Committees are comprised of the following Independent trustees of the Trust: Burton J. Greenwald, Kevin J. O'Donnell and Robert E. Wade.


The Trust's Nominating Committee sets trustees' fees and is responsible for the nomination of trustees to the board. When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by shareholders who provide a written request to the board, care of the Trust's address at:

One Franklin Parkway
San Mateo, CA  94403-1906


During the fiscal year ended November 30, 2002, the Audit Committee met once and the Nominating Committee met twice.


MANAGEMENT AND OTHER SERVICES
-------------------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED The Funds' manager is Fiduciary International, Inc. (Fiduciary). The manager is an indirect, wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for the Funds to buy, hold or sell. The manager also selects the brokers who execute the Funds' portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the Funds, the manager and its officers, directors and employees are covered by fidelity insurance.


The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the Funds. Similarly, with respect to the Funds, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the Funds or other funds it manages. Because the manager is a subsidiary of a financial holding company (FHC) under the Gramm-Leach-Bliley Act of 1999, Federal regulations applicable to FHCs may limit or restrict the Funds' ability to acquire or hold a position in a given security when it might otherwise be advantageous for the Funds to acquire or hold that security.

The Funds, their manager and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Fund or that are currently held by the Fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Fund, its manager and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from the Securities and Exchange Commission (SEC).

During the past fiscal year, the board, including a majority of noninterested or independent trustees, approved renewal of each Fund's management agreement. In reaching this decision, the board took into account information furnished throughout the year at regular board meetings, as well as information specifically furnished for a board meeting held annually to specifically consider such renewal. Information furnished throughout the year included reports on each Fund's investment performance, expenses, portfolio composition and sales and redemptions, along with related financial statements, information about the scope and quality of services provided by the manager and its affiliates, as well as periodic reports relating to compliance with each Fund's investment policies and restrictions. The information furnished annually to the board also included special reports prepared by an independent third party analyst comparing the Funds' investment performance and expenses with those of other mutual funds deemed comparable to each Fund as selected by the independent third party analyst as well as information relating to the manager's profitability.

In considering such material, the independent board members received assistance and advice from and met separately with independent counsel. Based upon its review of such material and information together with such other information as it deemed relevant, the board, including a majority of independent trustees, concluded that continuance of the management agreement was appropriate and in the best interest of Fund shareholders. In reaching this decision, the board took into account a combination of factors, including the following:

FTI Small Capitalization Equity Fund

o PERFORMANCE. Performance of the Fund was considered in reference to a peer group of mid-cap growth funds as selected by the independent third party analyst. In evaluating performance, attention was given to both the short term and long term performance of the Fund in comparison with this peer group, in comparison to those particular indices relevant to mid-cap growth funds, and to the Fund's compliance with its specific investment goal and investment restrictions.

o EXPENSES. In considering the reasonableness of expenses, consideration was given to the advisory fee level and breakpoints charged the Fund in relation to those within the relevant peer group of mid-cap growth funds, as selected by the independent third party analyst. Emphasis is placed on the Fund's overall comparative expense ratio within such peer group in view of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Fund under separate agreements with the manager and its affiliates, and the manager's management of custodian relationships.

FTI European Smaller Companies Fund

o PERFORMANCE. Performance of the Fund was considered in reference to a peer group of European region funds as selected by the independent third party analyst. In evaluating performance, attention was given to both the short term and long term performance of the Fund in comparison with this peer group, in comparison to those particular indices relevant to European region funds, and to the Fund's compliance with its specific investment goal and investment restrictions.

o EXPENSES. In considering the reasonableness of expenses, consideration was given to the advisory fee level and breakpoints charged the Fund in relation to those within the relevant peer group of European region funds, as selected by the independent third party analyst. Emphasis is placed on the Fund's overall comparative expense ratio within such peer group in view of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Fund under separate agreements with the manager and its affiliates, and the manager's management of custodian relationships.

FTI Large Capitalization Growth and Income Fund

o PERFORMANCE. Performance of the Fund was considered in reference to a peer group of large-cap core funds as selected by the independent third party analyst. In evaluating performance, attention was given to both the short term and long term performance of the Fund in comparison with this peer group, in comparison to those particular indices relevant to large-cap core funds, and to the Fund's compliance with its specific investment goal and investment restrictions.

o EXPENSES. In considering the reasonableness of expenses, consideration was given to the advisory fee level and breakpoints charged the Fund in relation to those within the relevant peer group of large-cap core funds, as selected by the independent third party analyst. Emphasis is placed on the Fund's overall comparative expense ratio within such peer group in view of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Fund under separate agreements with the manager and its affiliates, and the manager's management of custodian relationships.

All Funds

o QUALITY OF SERVICES. In considering the scope and quality of investment management services, consideration was given to the manager's continuing need to attract and retain qualified investment management staff, the portfolio research and management process, and the record of compliance with each Fund investment policies and restrictions, as well as the code of ethics which governs personal securities trading by Fund management. Consideration was also given to the scope and quality of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Funds under separate agreements with the manager and its affiliates. In performing this evaluation, the board considers factors such as the level of expenditures in and improvements and enhancements of services provided, as well as data and reports evidencing or measuring the various levels of services provided. In addition to third party data and reports, the trustees, all of whom have significant investments in one or more of the Franklin Templeton family of funds, check on and informally report from time to time on, the level of service personally experienced by them as shareholders. The board also considered the benefit to Fund shareholders of investing in a fund that is part of a large family of funds offering a variety of investment choices and shareholder services.

o MANAGER'S PROFITABILITY. The trustees considered the manager's level of profitability in providing management and other services to the Franklin Templeton funds, including the Funds. In doing so, the trustees considered materials and reports prepared annually by the manager that address profitability from its overall U.S. fund business, as well as from services provided the individual funds, including the Funds. The board reviews and discusses in detail the basis on which such reports are prepared and reviews the reasonableness of the cost allocation methodology utilized with the Funds' independent auditors. The board also considers the extent to which the manager may potentially achieve economies of scale and possibly derive other ancillary benefits from Fund operations, including the allocation of Fund brokerage and the use of "soft" commission dollars to pay for research and other similar services. The trustees also considered the manager's profitability in comparison with available industry data.

MANAGEMENT FEES Large Capitalization Growth and Income Fund pays the manager a fee equal to an annual rate of 0.75% of the Fund's average daily net assets, and Small Capitalization Equity Fund and European Smaller Companies Fund each pays the manager a fee equal to an annual rate of 1.00% of the Funds' average daily net assets.

For the last three fiscal years ended November 30, 2002, the Funds paid the following management fees:

                              MANAGEMENT FEES PAID ($)
------------------------------------------------------------------------------
                                            2002        2001         2000
                                    ------------------------------------------

Large Capitalization Growth and          492,257     586,160       713,281
Income Fund
Small Capitalization Equity Fund         805,106   1,002,337     1,134,203
European Smaller Companies Fund          122,408      50,644/1        -

----------
1. For the period January 2, 2001 to November 30, 2001, and for fiscal year ended November 30, 2002, management fees, before any advance waiver, totaled $138,137 and $156,185, respectively. Under an agreement by the manager to waive its fees, European Smaller Companies Fund paid the management fees shown.
----------

ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, LLC (FT Services) is the Funds' administrator, and has an agreement with each Fund to provide certain administrative services and facilities for the Funds. FT Services is wholly owned by Resources and is an affiliate of the Funds' manager and principal underwriter.


The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.


ADMINISTRATION FEES The Funds pay FT Services a monthly fee equal to an annual rate of 0.20% of the Fund's average daily net assets.

During the last three fiscal years ended November 30, 2002, the Funds paid their administrators the following administration fees:

                           ADMINISTRATION FEES PAID ($)/1
-------------------------------------------------------------------------------
                                            2002        2001         2000
                                    -------------------------------------------
Large Capitalization Growth and          88,204/2     103,086/2     128,569
Income Fund
Small Capitalization Equity Fund        129,863/3     154,939/3     152,995
European Smaller Companies Fund               0/4           0/4        -

----------
1.Prior to January 1, 2002, administration fees were paid to Federated Administrative Services, a subsidiary of Federated Investors, Inc., the Funds' former administrator.
2. For the fiscal years ended November 30, 2001 and November 30, 2002, administration fees, before any advance waiver, totaled $150,213 and $131,542, respectively. Under an agreement by the administrator to waive its fees, Large Capitalization Growth and Income Fund paid the administration fees shown.
3. For the fiscal years ended November 30, 2001 and November 30, 2002, administration fees, before any advance waiver, totaled $181,612 and $161,428, respectively. Under an agreement by the administrator to waive its fees, Small Capitalization Equity Fund paid the administration fees shown.
4. For the period January 2, 2001 to November 30, 2001 and fiscal year ended November 30, 2002, administration fees, before any advance waiver, totaled $108,001 and $31,229, respectively. Under an agreement by the administrator to waive its fees, European Smaller Companies Fund paid no fees.
----------

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin Templeton Investor Services, LLC (Investor Services) is the Funds' shareholder servicing agent and acts as the Funds' transfer agent and dividend-paying agent. Investor Services is located at One Franklin Parkway, San Mateo, CA 94403-1906. Please send all correspondence to Investor Services at P.O. Box 997151, Sacramento, CA 95899-9983.


For its services, Investor Services receives a fixed fee per account. The Fund also will reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Funds. The amount of reimbursements for these services per benefit plan participant Fund account per year will not exceed the per account fee payable by the Fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN JPMorgan Chase Bank, at its principal office at MetroTech Center, Brooklyn, NY 11245, and at the offices of its branches and agencies throughout the world, acts as custodian of each Fund's assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.

AUDITOR Ernst & Young LLP, 200 Clarendon Street, Boston MA 02116, is the Funds' independent auditor. The auditor gives an opinion on the financial statements included in the Trust's Annual Report to Shareholders and reviews the Trust's registration statement filed with the SEC.

PORTFOLIO TRANSACTIONS
-------------------------------------------------------------------------------

The manager selects brokers and dealers to execute each Fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.

When placing a portfolio transaction, the manager seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The manager will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless the manager believes that trading on a principal basis will not provide best execution. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The manager may pay certain brokers commissions that are higher than those another broker may charge, if the manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the manager's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to the manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the Funds. They must, however, be of value to the manager in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Funds' officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in Franklin Templeton Investments, also may be considered a factor in the selection of broker-dealers to execute the Funds' portfolio transactions.


Because Franklin Templeton Distributors, Inc., an affiliate of the manager, is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when a Fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Franklin Templeton Distributors, Inc., if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Franklin Templeton Distributors, Inc., in cash, less any costs and expenses incurred in connection with the tender.


If purchases or sales of securities of the Funds and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Funds.


During the last three fiscal years ended November 30, 2002, the Funds paid the following brokerage commissions:

                             BROKERAGE COMMISSIONS ($)
-------------------------------------------------------------------------------
                                            2002        2001         2000
                                    -------------------------------------------
Large Capitalization Growth and          164,560      105,105       155,149
Income Fund
Small Capitalization Equity Fund         590,925/1    205,023       147,282
European Smaller Companies Fund           86,613      108,973/2        -

----------
1. For the fiscal year ended November 30, 2002, there was an increase in reported brokerage commission as compared to the prior two years. This was primarily due to change in the way over-the-counter trade commissions are itemized (commissions are no longer included in the market price of the security but are broken out and paid separately). In addition, there was a modest increase in trading activity, due to market conditions, and shareholder redemptions.
2. For the period January 2, 2001 to November 30, 2001.
----------

For the fiscal year ended November 30, 2002, the Large Capitalization Growth and Income, Small Capitalization Equity and European Smaller Companies Fund paid brokerage commissions of $139,925, $496,698 and $85,627 respectively, from aggregate portfolio transactions of $65,455,025, $195,074,026 and $42,962,828, respectively, to brokers who provided research services.

As of March 3, 2003, the Funds did not own securities of its regular broker-dealers.


DISTRIBUTIONS AND TAXES

DISTRIBUTIONS OF NET INVESTMENT INCOME Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends a Fund pays are taxable to you as ordinary income.

DISTRIBUTIONS OF CAPITAL GAINS

CAPITAL GAIN DISTRIBUTIONS. A Fund may realize capital gains and losses on the sale of its portfolio securities. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Fund. Any net capital gains realized by a Fund generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

TAXATION OF FIVE YEAR GAINS.


o  SHAREHOLDERS IN THE 10 AND 15% FEDERAL BRACKETS. If you are in the 10 or
   15% individual income tax bracket, capital gain distributions generally are subject to a maximum rate of tax of 10%. However, if you receive distributions from a Fund's sale of securities that it owned for more than five years, these gains are subject to a maximum rate of tax of 8%. Each Fund will inform you in January of the portion of any capital gain distributions you received for the previous year that were five year gains qualifying for this reduced tax rate.

o SHAREHOLDERS IN HIGHER FEDERAL BRACKETS. If you are in a higher individual income tax bracket (the 27% or higher bracket in 2003, or the 26% or higher bracket in 2004 and 2005), capital gain distributions generally are subject to a maximum rate of tax of 20%. BEGINNING IN THE YEAR 2006, any distributions from a Fund's sale of securities purchased after January 1, 2001, that it owned for more than five years will be subject to a maximum rate of tax of 18%.

INVESTMENTS IN FOREIGN SECURITIES The next three paragraphs describe tax considerations that are APPLICABLE TO ALL THREE FUNDS (EXCEPT AS NOTED), TO THE EXTENT THAT EACH FUND INVESTS IN FOREIGN SECURITIES.

EFFECT OF FOREIGN WITHHOLDING TAXES. A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's income dividends paid to you.

PASS-THROUGH OF FOREIGN TAX CREDITS (EUROPEAN SMALLER COMPANIES FUND ONLY). If more than 50% of this Fund's total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.


EFFECT OF FOREIGN DEBT INVESTMENTS AND HEDGING ON DISTRIBUTIONS. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

PFIC SECURITIES. A Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, each Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold the securities.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS Each Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.


ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). Each has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.


EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

o  98% of its taxable ordinary income earned during the calendar year;
o 98% of its capital gain net income earned during the twelve month period ending October 31; and
o 100% of any undistributed amounts of these categories of income or gain from the prior year.

Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.


SALES OF FUND SHARES Sales and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you sell your Fund shares, or exchange them for shares of a different fund in the Trust or the Franklin Money Fund, the IRS requires you to report any gain or loss on your sale or exchange. If you owned your shares as a capital asset, any gain or loss that you realize generally is a capital gain or loss, and is long-term or short-term, depending on how long you owned your shares.


TAXATION OF FIVE YEAR GAINS.


o  SHAREHOLDERS IN THE 10 AND 15% FEDERAL BRACKETS. If you are in the 10 or
   15% individual income tax bracket, gains from the sale of your Fund shares generally are subject to a maximum rate of tax of 10%. However, if you owned your shares for more than five years, these gains are subject to a maximum rate of tax of 8%.

o SHAREHOLDERS IN HIGHER FEDERAL BRACKETS. If you are in a higher individual income tax bracket (the 27% or higher bracket in 2003, or 26% or higher bracket in 2004 and 2005), gains from the sale of your Fund shares generally are subject to a maximum rate of tax of 20%. BEGINNING IN THE YEAR 2006, any gains from the sale of Fund shares purchased after January 1, 2001, that you owned for more than five years will be subject to a maximum rate of tax of 18%. However, if you made an election to mark your Fund shares to market as of January 2, 2001, any Fund shares that you acquired before this date will also be eligible for the 18% maximum rate of tax, BEGINNING IN 2006.

SALES AT A LOSS WITHIN SIX MONTHS OF PURCHASE. Any loss incurred on the sale or exchange of Fund shares owned for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.


DEFERRAL OF BASIS. In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

IF:
o In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and
o You sell some or all of your original shares within 90 days of their purchase, and

o You reinvest the sales proceeds in the Fund or in another fund of the Trust or the Franklin Money Fund, and the sales charge that would otherwise apply is reduced or eliminated;


THEN: In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

WASH SALES. All or a portion of any loss that you realize on the sale of your Fund shares is disallowed to the extent that you buy other shares in the Fund within 30 days before or after your sale. Any loss disallowed under these rules is added to your tax basis in the new shares.


U.S. GOVERNMENT SECURITIES The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae Fannie Mae securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.


DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS For corporate shareholders, a portion of the dividends paid by a fund may qualify for the dividends-received deduction. This deduction generally is available to corporations for dividends paid by a fund out of income earned on its investments in domestic corporations.


o LARGE CAPITALIZATION GROWTH AND INCOME FUND AND SMALL CAPITALIZATION EQUITY FUND. Because most of the income of each Fund is generally derived from investments in domestic securities, it is anticipated that a portion of the dividends paid by a Fund will qualify for this deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay. All dividends (including the deducted portion) are included in your calculation of alternative minimum taxable income.

o EUROPEAN SMALLER COMPANIES FUND. Because the income of this Fund is derived primarily from investments in foreign rather than domestic securities, generally none or only a small percentage of its income dividends will be eligible for the corporate dividends-received deduction.

INVESTMENT IN COMPLEX SECURITIES Each Fund may invest in complex securities that could require it to adjust the amount, timing and/or tax character (ordinary or capital) of gains and losses it recognizes on these investments. This, in turn, could affect the amount, timing and/or tax character of income distributed to you. For example:


DERIVATIVES. Each Fund may invest in certain derivative contracts, including options, futures, forwards or foreign currency contracts. If a Fund makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, the Fund would also be required to mark-to-market these contracts annually as of October 31 (for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

CONSTRUCTIVE SALES. A Fund's entry into an option or other contract could be treated as the "constructive sale" of an "appreciated financial position," causing it to realize gain, but not loss, on the position.

TAX STRADDLES. A Fund's investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If the Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax "straddle" or to hold a "successor position" that would require any loss realized by it to be deferred for tax purposes.


SECURITIES PURCHASED AT DISCOUNT. Each Fund is permitted to invest in securities issued or purchased at a discount, such as zero coupon, step-up or payment-in-kind (PIK) bonds, that could require it to accrue and distribute income not yet received. If a Fund invests in these securities, it could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

EACH OF THESE INVESTMENTS BY A FUND IN COMPLEX SECURITIES IS SUBJECT TO SPECIAL TAX RULES THAT COULD AFFECT THE AMOUNT, TIMING AND/OR TAX CHARACTER OF INCOME REALIZED BY A FUND AND DISTRIBUTED TO YOU.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
-------------------------------------------------------------------------------

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Funds. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of a Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.


A shareholder of a Fund has "dollar-based" voting rights, which means that a shareholder has one vote for each dollar of net asset value of the shares of the Fund he or she owns. A fractional dollar of net asset value will entitle the shareholder to a corresponding fractional vote. The Declaration of Trust provides that it may not be amended without the consent of a majority of the voting securities if such amendment would adversely affect the rights of any shareholder. Each share of a Fund is entitled to participate equally in dividends and distributions declared by the board and, upon liquidation of the Fund, to participate proportionately in the net assets of a Fund remaining after satisfaction of outstanding liabilities of the Fund. Fund shares have no preemptive or conversion rights and have such exchange rights as are set forth in the Fund's prospectus.


The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.


As of March 3, 2003, the principal shareholders of the Fund, beneficial or of record, were:

NAME AND ADDRESS               PERCENTAGE (%)
----------------------------------------------
LARGE CAPITALIZATION GROWTH
AND INCOME FUND

Ellard & Co                        97.92
c/o Fiduciary Trust Company
International
Attention:  Securities Service
P. O. Box 3199 Church Street
Station
New York, New York  10008-3199

SMALL CAPITALIZATION EQUITY
FUND

Ellard & Co                        79.42
c/o Fiduciary Trust Company
International
Attention:  Securities Service
P. O. Box 3199 Church Street
Station
New York, New York  10008-3199

Wolverhampton Borough Council      13.56
A/C SF
Finance Department Civic
Centre
St. Peters Square
Wolverhampton, England

EUROPEAN SMALLER COMPANIES
FUND
Ellard & Co                        81.58
c/o Fiduciary Trust Company
International
Attention:  Securities Service
P. O. Box 3199 Church Street
Station
New York, New York  10008-3199

Northern Trust Company,
Custodian FBO 1998 Trust A C       11.97
26-55186
P.O. Box 92956
Chicago, Illinois  60675-2956


From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.


As of March 3, 2003 the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund. The board members may own shares in other funds in Franklin Templeton Investments.


BUYING AND SELLING SHARES
-------------------------------------------------------------------------------


The Funds are generally only available to:

o Individuals and institutions who have a client relationship with either Fiduciary Trust or with direct or indirect wholly-owned subsidiaries of Fiduciary Trust (which currently include Fiduciary Tax Services, Inc., Fiduciary Investment Corporation, Fiduciary International, Inc., Fiduciary International Holding, Inc., Fiduciary Financial Services Corp., Fiduciary Trust International of California, Fiduciary Trust International of Delaware, Fiduciary Investment Management International, Inc., Fiduciary Trust International of the South, Fiduciary Trust (International) S.A., FTCI (Cayman) Ltd., Fiduciary International Ireland Limited, FTI - Banque Fiduciary Trust, Fiduciary Trust International Investment Management, Inc., Fiduciary Trust International Asia Limited, Fiduciary Trust International Australia Limited, and Fiduciary Trust International Limited); and

o Full time employees, officers, trustees and directors of Franklin Templeton entities, and their immediate family members.

Each Fund continuously offers its shares through securities dealers who have an agreement with Templeton /Franklin Investment Services, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Funds may be required by state law to register as securities dealers.


For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of a Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of a Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

When you buy shares, if you submit a check or a draft that is returned unpaid to a Fund we may impose a $10 charge against your account for each returned item.


DEALER COMPENSATION Distributors and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton funds. This support is based primarily on the amount of sales of fund shares and/or total assets with Franklin Templeton funds. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in Franklin Templeton funds; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to Franklin Templeton funds. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.


Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

EXCHANGE PRIVILEGE If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the Fund and exchanged into the new fund at net asset value when paid. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment goals exist immediately. This money will then be withdrawn from the short-term, interest-bearing money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company generally are not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

REDEMPTIONS IN KIND Each Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

SHARE CERTIFICATES We will credit your shares to your Fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.

GENERAL INFORMATION If dividend checks are returned to a Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The Funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Funds are not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the Fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer.

Certain shareholder servicing agents may be authorized to accept your transaction request.

For institutional accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to:
(a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES
-------------------------------------------------------------------------------

When you buy and sell shares, you pay and receive the net asset value (NAV) per share.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


Each Fund calculates the NAV per share each business day at the close of trading on the New York Stock Exchange (NYSE) (normally 1:00 p.m. Pacific time). The Funds do not calculate the NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


When determining its NAV, each Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the Nasdaq National Market System, each Fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, each Fund values them according to the broadest and most representative market as determined by the manager.

The Funds value portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option a Fund holds is its last sale price on the relevant exchange before the Fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the Fund values options within the range of the current closing bid and ask prices if the Fund believes the valuation fairly reflects the contract's market value.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business of the NYSE on each day that the NYSE is open. Trading in European or Far Eastern securities generally, or in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE and on which a Fund's NAV is not calculated. Thus, the calculation of the Fund's NAV does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in the calculation and, if events materially affecting the values of these foreign securities occur, the securities will be valued at fair value as determined by management and approved in good faith by the board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, each Fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

THE UNDERWRITER
-------------------------------------------------------------------------------


Distributors acts as the principal underwriter in the continuous public offering of each Fund's shares. Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.


Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. Each Fund pays the expenses of preparing and printing amendments to their registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


Distributors may be entitled to payments from the Funds under the Rule 12b-1 plans, as discussed below. Distributors has not received compensation from the Funds for acting as underwriter.


DISTRIBUTION AND SERVICE (12B-1) FEES The board has adopted a plan pursuant to Rule 12b-1 for each Fund's shares. The plan is designed to benefit the Funds and their shareholders. The plan is expected to, among other things, increase advertising of the Funds, encourage sales of the Funds and service to their shareholders, and increase or maintain assets of the Funds so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Funds is useful in managing the Funds because the manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under the plan, each Fund pays Distributors or others for the expenses of activities that are primarily intended to sell shares of the Fund. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with a Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); the expenses of printing prospectuses and reports used for sales purposes, and of preparing and distributing sales literature and advertisements; and a prorated portion of Distributors' overhead expenses related to these activities. Together, these expenses, including the service fees, are "eligible expenses."

Each Fund may pay up to 0.25% per year of the Fund's average daily net assets.

The plan is a compensation plan. It allows each Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. A Fund will not pay more than the maximum amount allowed under the plans.


For the fiscal year ended November 30, 2002, no payments were made for 12b-1 expenses.


In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the Funds, the manager or Distributors or other parties on behalf of a Fund, the manager or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the Investment Company Act of 1940, as amended, then such payments shall be deemed to have been made pursuant to the plan.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the plan because of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banks, however, are allowed to receive fees under the plan for administrative servicing or for agency transactions.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plans should be continued.

The plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of the plan also are consistent with Rule 12b-1.

PERFORMANCE
-------------------------------------------------------------------------------


Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Funds be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return before taxes, average annual total return after taxes on distributions, average annual total return after taxes on distributions and sale of shares and current yield quotations used by the Funds are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.


AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES Average annual total return before taxes is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.


The average annual total returns before taxes for the indicated periods ended November 30, 2002, were:

                                                                 SINCE INCEPTION
                                       1 YEAR(%)     5 YEARS(%)   (12/22/95)(%)
-------------------------------------------------------------------------------
Small Capitalization Equity Fund        -26.65          1.36         6.39


                                                                 SINCE INCEPTION
                                                     1 YEAR (%)   (12/11/98)(%)
-------------------------------------------------------------------------------
Large Capitalization Growth and Income Fund           -16.93        -4.18


                                                                 SINCE INCEPTION
                                                     1 YEAR (%)   (01/02/01)(%)
-------------------------------------------------------------------------------
European Smaller Companies Fund                       -23.51       -28.50



The following SEC formula was used to calculate these figures:

                                       n
                                 P(1+T) = ERV

where:

P    =     a hypothetical initial payment of $1,000
T    =     average annual total return
n    =     number of years
ERV  =     ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period


AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS   Average annual
total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes that income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (E.G., the ordinary income rate for distributions of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions of net long-term capital gains. The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (E.G., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The Funds' sales literature and advertising commonly refer to this calculation as the Funds' after-tax average annual total return
(pre-liquidation).The average annual total returns after taxes on distributions for the indicated periods ended November 30, 2002, were:

                                                                 SINCE INCEPTION
                                       1 YEAR(%)     5 YEARS(%)   (12/22/95)(%)
-------------------------------------------------------------------------------
Small Capitalization Equity Fund        -27.99          0.27         5.57



                                                                 SINCE INCEPTION
                                                     1 YEAR (%)   (12/11/98)(%)
-------------------------------------------------------------------------------
Large Capitalization Growth and Income Fund           -17.99        -6.11


                                                                 SINCE INCEPTION
                                                     1 YEAR (%)   (01/02/01)(%)
-------------------------------------------------------------------------------
European Smaller Companies Fund                       -23.51       -28.50


The following SEC formula was used to calculate these figures:

                                       n
                                 P(1+T) = ATV
                                             D

where:

P    =     a hypothetical initial payment of $1,000
T    =     average annual total return (after taxes on distributions)
n    =     number of years
ATV  =     ending value of a hypothetical $1,000 payment made at the beginning
   D of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption.

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND
SHARES Average annual total return after taxes on distributions and sale of fund shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares. The calculation assumes that income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of fund shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (E.G., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (E.G., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (E.G., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.


The Funds' sales literature and advertising commonly refer to this calculation as the Funds' after-tax average annual total return
(post-liquidation).The average annual total returns after taxes on distributions and redemption for the indicated periods ended November 30, 2002, were:


                                                                 SINCE INCEPTION
                                       1 YEAR(%)     5 YEARS(%)   (12/22/95)(%)
-------------------------------------------------------------------------------
Small Capitalization Equity Fund        -14.37          1.14         5.24



                                                                 SINCE INCEPTION
                                                     1 YEAR (%)   (12/11/98)(%)
-------------------------------------------------------------------------------
Large Capitalization Growth and Income Fund            -9.37        -2.98


                                                                 SINCE INCEPTION
                                                     1 YEAR (%)   (01/02/01)(%)
-------------------------------------------------------------------------------
European Smaller Companies Fund                       -14.44       -22.04



The following SEC formula was used to calculate these figures:

                                      n
                                P(1+T) = ATV
                                            DR

where:

P    =     a hypothetical initial payment of $1,000
T    =     average annual total return (after taxes on distributions and redemptions)
n    =     number of years
ATV  =     ending value of a hypothetical $1,000 payment made at the beginning
   DR of each period at the end of each period, after taxes on fund distributions and redemption.


CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes income dividends and capital gain distributions are reinvested at net asset value, the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above. The cumulative total returns for the indicated periods ended November 30, 2002, were:

                                                                 SINCE INCEPTION
                                       1 YEAR(%)     5 YEARS(%)   (12/22/95)(%)
-------------------------------------------------------------------------------
Small Capitalization Equity Fund        -26.65          7.00        53.76



                                                                 SINCE INCEPTION
                                       1 YEAR(%)     5 YEARS(%)   (12/11/98)(%)
-------------------------------------------------------------------------------
Large Capitalization Growth and         -16.93          N/A        -15.58
 Income Fund


                                                                 SINCE INCEPTION
                                                      1 YEAR (%)   (01/02/01)(%)
-------------------------------------------------------------------------------
European Smaller Companies Fund                       -23.51       -47.30


VOLATILITY Occasionally statistics may be used to show a Fund's volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS Sales literature referring to the use of the Funds as a potential investment for IRAs, business retirement plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

Each Fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to Franklin Templeton Investments. Resources is the parent company of the advisors and underwriter of Franklin Templeton funds.

COMPARISONS To help you better evaluate how an investment in a Fund may satisfy your investment goal, advertisements and other materials about each Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

EUROPEAN SMALLER COMPANIES FUND

o Lipper, Inc. - Mutual Fund Performance Analysis and Lipper - Equity Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.
o Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.
o HSBC Smaller European Index is composed of about 1,500 companies in Europe which have market capitalizations in a similar range to that used by the Fund. The composition of the index is updated quarterly.

LARGE CAPITALIZATION GROWTH AND INCOME FUND

o Lipper, Inc. - Mutual Fund Performance Analysis and Lipper - Equity Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.
o Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.
o Standard & Poor's(R) 500 Stock Index or its component indices - a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
o Dow Jones Industrial Average is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

SMALL CAPITALIZATION EQUITY FUND

o Lipper, Inc. - Mutual Fund Performance Analysis and Lipper - Equity Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.
o Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.
o Russell 2000 Index is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization stocks.
o Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
o Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
o Dow Jones Industrial Average is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

o Standard & Poor's Midcap 400 Index is a capitalization weighted index which measures the performance of the mid-range sector of the U.S. stock market.
o Standard & Poor's Smallcap 600 Index is a capitalization-weighted index that measures the performance of selected U.S. stocks with a small market capitalization.
o Standard & Poor's(R) 500 Stock Index or its component indices - a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.


From time to time, advertisements or information for each Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information also may compare each Fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in a Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to any Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by a Fund to calculate its figures. In addition, there can be no assurance that a Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
-------------------------------------------------------------------------------

Each Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in a Fund cannot guarantee that these goals will be met.


The Funds are members of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services approximately 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has, as of February 28, 2003, over $254 billion in assets under management for more than 5 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 101 U.S. based open-end investment companies to the public. Each Fund may identify itself by its Nasdaq symbol or CUSIP number.


Currently, there are more mutual funds than there are stocks listed on the New York Stock Exchange. While many of them have similar investment goals, no two are exactly alike. Shares of the Funds are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

DESCRIPTION OF RATINGS
-------------------------------------------------------------------------------

CORPORATE BOND RATINGS


MOODY'S INVESTORS SERVICE (MOODY'S)


INVESTMENT GRADE

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BELOW INVESTMENT GRADE

Ba: Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP (S&P(R))

INVESTMENT GRADE

AAA: This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BELOW INVESTMENT GRADE

BB, B: Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.


Plus (+) or minus (-): The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


SHORT-TERM DEBT & COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, and 2 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.


                                   FTI FUNDS
                              FILE NOS. 33-63621
                                  & 811-7369

                                    FORM N-1A
                                     PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS. The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a)   Declaration of Trust

      (i)  Declaration of Trust of Registrant
           Filing: Registrant's Initial Registration Statement on Form N-1A File No. 33-63621
           Filing Date: October 23, 1995

      (ii) Amendment No. 1 to the Declaration of Trust of the Registrant
           Filing: Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A
           File No. 33-63621
           Filing Date: December 20, 1995

     (iii) Amendment No. 2 to the Declaration of Trust of the Registrant
           Filing: Post-Effective Amendment No. 5 to Registration Statement on Form N-1A
           File No. 33-63621
           Filing Date: January 29, 1999

(b)   By-laws

      (i)  By-Laws
           Filing: Registrant's Initial Registration Statement on Form N-1A File No. 33-63621
           Filing Date: October 23, 1995

 (c)       Instruments Defining Rights of Security Holders

           Not Applicable

(d)   Investment Advisory Contracts

      (i) Investment Advisory Agreement dated March 30, 2001 and Amendment thereto dated March 30, 2001 between Registrant and Fiduciary International, Inc.
           Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
           File No. 33-63621
           Filing Date: March 26, 2002

(e)   Underwriting Contracts

      (i) Distribution Agreement between Registrant and Franklin/Templeton Investment Services, Inc. dated August 21, 2002

(f)   Bonus or Profit Sharing Contracts

           Not Applicable

(g)   Custodian Agreements

      (i) Custody Agreement between Registrant and JPMorgan Chase dated January 2, 2002

(h)   Other Material Contracts

      (i) Fund Administration Agreement between Registrant and Franklin Templeton Services, LLC, dated January 1, 2002
           Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
           File No. 33-63621
           Filing Date: March 26, 2002

(i)   Legal Opinion

      (i)  Opinion and Consent of Counsel
           Filing: Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A
           File No. 33-63621
           Filing Date: December 20, 1995

(j)   Other Opinions

     (i)   Consent of Ernst & Young LLP, Independent Auditors

(k)   Omitted Financial Statements

           Not Applicable

(l)   Initial Capital Agreements

     (i)   None

(m)   Rule 12b-1 Plan

     (i)   Distribution  Plan  pursuant  to Rule  12b-1  dated  January  1, 2002
           Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
           File No. 33-63621
           Filing Date: March 26, 2002

      (ii) Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Investment Services, Inc. dated January dated August 21, 2002

(n)   Rule 18f-3 Plan

           Not Applicable

(p)   Code of Ethics

      (i)  Fiduciary International, Inc.
           Filing: Post-Effective Amendment No. 9 to Registration Statement on Form N-1A
           File No. 33-63621
           Filing Date: September 22, 2000

      (ii) FTI Funds
           Filing: Post-Effective Amendment No. 9 to Registration Statement on Form N-1A
           File No. 33-63621
           Filing Date: September 22, 2000

    (iii)  Franklin Templeton Group dated December 3, 2002

(q)   Power of Attorney

      (i) Power of Attorney dated November 14, 2002

ITEM 24    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

           None

ITEM 25   INDEMNIFICATION

           Incorporated  by  reference  to  Registrant's   Initial  Registration
           Statement on Form N-1A filed October 23, 1995, file number 33-63621.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          Fiduciary International, Inc. and its officers, affiliates and employees may act as investment managers for parties other than the Registrant, including other investment companies, private accounts and off-shore companies. For information as to the business, profession, vacation, and employment of a substantial nature of directors and officers of Fiduciary International, Inc., reference is made to Fiduciary International, Inc.'s current Form ADV (File No. 801-185352) filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.

ITEM 27.   PRINCIPAL UNDERWRITERS

a)  None

b) The information required by this Item 27 with respect to each director and officer of Templeton/Franklin Investment Services, Inc., the Fund's principal underwriter is incorporated by reference to Part B of this N-1A and schedule A of Form BD filed by Templeton/Franklin Investment Services, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-043206).

c) Not applicable. Registrant's principal underwriter is an affiliated person of the Registrant.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 will be kept by the Fund or its shareholder services agent, Franklin Templeton Investor Services, LLC, both of whose address is One Franklin Parkway, San Mateo, Ca 94403-1906.

ITEM 29.   MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.   UNDERTAKINGS

Not Applicable


                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 27th day of March, 2003.


                                                 FTI FUNDS
                                                (Registrant)

                                          By: /s/David P. Goss
                                              -----------------
                                              David P. Goss
                                              Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

GREGORY E. JOHNSON*                 Chief Executive Officer-
-------------------                 Investment Management
Gregory E. Johnson                   Dated: March 27, 2003

JIMMY D. GAMBILL*                   Chief Executive Officer-Finance
-----------------                   and Administration
Jimmy D. Gambill                     Dated: March 27, 2003

KIMBERLEY H. MONASTERIO*            Chief Financial Officer
------------------------             Dated: March 27, 2003
Kimberley H. Monasterio

BURTON J. GREENWALD*                Trustee
--------------------                 Dated: March 27, 2003
Burton J. Greenwald

JAMES C. GOODFELLOW*                Trustee
--------------------                 Dated: March 27, 2003
James C. Goodfellow

KEVIN J. O'DONNELL*                 Trustee
-------------------                  Dated: March 27, 2003
Kevin J. O'Donnell

ROBERT E. WADE*                     Trustee
---------------                      Dated: March 27, 2003
Robert E. Wade



*By:  /s/David P, Goss
      -----------------------------------------------
      David P. Goss, Attorney-in-Fact
      (Pursuant to Powers of Attorney filed herewith)


                                   FTI FUNDS
                            REGISTRATION STATEMENT
                                EXHIBITS INDEX

EXHIBIT NO.           DESCRIPTION                              LOCATION
EX-99.(a)(i)        Declaration of Trust                           *

EX-99.(a)(ii)       Amendment No. 1 to the Declaration of          *
                    Trust

EX-99.(a)(iii)      Amendment No. 2 to the Declaration of          *
                    Trust to the Registrant

EX-99.(b)(i)        By-Laws                                        *

EX-99.(d)(i)        Investment Advisory Agreement dated            *
                    March 30,  2001 and Amendment thereto
                    dated March 30, 2001 between Registrant
                    and Fiduciary International, Inc.

EX-99.(e)(i)        Distribution Agreement between                 Attached
                    Registrant and Templeton/Franklin
                    Investment Services, Inc. dated
                    August 21, 2002

EX-99.(g)(i)        Custodian Agreement between Registrant         Attached
                    and JPMorgan Chase dated January 2, 2002

EX-99.(h)(i)        Fund Administration Agreement between          *
                    Registrant and Franklin Templeton
                    Services, LLC, dated January 1, 2002

EX-99.(i)(i)        Opinion and Consent of Counsel                 *

EX-99.(j)(i)        Consent of Ernest & Young LLP,                 Attached
                    Independent Auditors

EX-99.(m)(i)        Distribution Plan pursuant to Rule 12b-1       *
                    dated January 1, 2002

EX-99.(m)(ii)       Distribution  Plan pursuant to Rule 12b-1      Attached
                    between Registrant and Franklin/Templeton
                    Investment Services, Inc. dated August
                    21, 2002

EX-99.(p)(i)        Code of Ethics of Fiduciary                    *
                    International, Inc.
                                                                   *
EX-99.(p)(ii)       Code of Ethics of FTI Funds                    *

EX-99.(p)(iii)      Code of Ethics of Franklin Templeton           Attached
                    Group dated December 3, 2002

EX-99.(q)(i)        Power of Attorney dated November 14, 2002      Attached

*  Incorporated by reference